Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of January 2016

Collection Period Start	1-Jan-16	Distribution Date	16-Feb-16
Collection Period End	31-Jan-16	30/360 Days	30
Beg. of Interest Period	15-Jan-16	Actual/360 Days	32
End of Interest Period	16-Feb-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	184,426,130.93	154,205,113.93	0.1599871
Total Securities		963,859,720.12	184,426,130.93	154,205,113.93	0.1599871
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.695500%	225,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.750000%	193,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	0.920000%	115,000,000.00	20,566,410.81	0.00	0.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	154,205,113.93	0.9410801

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	20,566,410.81	15,767.58	178.8383549	0.1371094
Certificates	9,654,606.19	0.00	58.9199480	0.0000000
Total Securities	30,221,017.00	15,767.58

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				2,349,514.97
Monthly Interest				804,269.55
Total Monthly Payments				3,153,784.52

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				181,298.96
Aggregate Sales Proceeds Advance				18,044,112.66
Total Advances				18,225,411.62

Vehicle Disposition Proceeds:
Reallocation Payments				22,729,767.04
Repurchase Payments				1,286,318.11
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,137,877.76
Excess Wear and Tear and Excess Mileage				286,080.19
Remaining Payoffs				0.00
Net Insurance Proceeds				78,258.26
Residual Value Surplus				470,199.88
Total Collections				51,367,697.38

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,587,761.00			989
Involuntary Repossession	142,727.02			10
Voluntary Repossession	-			-
Full Termination	7,999,279.02			615
Bankruptcy	-			-
Insurance Payoff		76,959.84		4
Customer Payoff			178,100.63	11
Grounding Dealer Payoff			2,889,324.85	151
Dealer Purchase			1,457,899.18	72
Total	22,729,767.04	76,959.84	4,525,324.66	1,852

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of January 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	10,123	206,707,460.03	7.00000%	184,426,130.93
Total Depreciation Received		(2,934,685.99)		(2,390,044.07)
Principal Amount of Gross Losses	(19)	(350,168.21)		(321,238.95)
Repurchase / Reallocation	(93)	(1,459,069.47)		(1,286,318.11)
Early Terminations	(762)	(14,137,369.53)		(12,804,074.68)
Scheduled Terminations	(829)	(14,798,318.14)		(13,419,341.19)
Pool Balance - End of Period	8,420	173,027,848.69		154,205,113.93

Remaining Pool Balance
Lease Payment				12,281,085.92
Residual Value				141,924,028.01
Total				154,205,113.93

III. DISTRIBUTIONS

Total Collections					51,367,697.38
Reserve Amounts Available for Distribution					137,328.16
Total Available for Distribution					51,505,025.54

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					214,040.27
3. Reimbursement of Sales Proceeds Advance					20,900,512.25
4. Servicing Fee:
Servicing Fee Due					153,688.44
Servicing Fee Paid					153,688.44
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					21,268,240.96

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of January 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	15,767.58

Class A-4 Notes Monthly Interest Paid	15,767.58
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	15,767.58
Total Note and Certificate Monthly Interest Paid	15,767.58
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	30,221,017.00

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	20,566,410.81

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	30,221,017.00
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	9,654,606.19

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	(0.00)

Remaining Available Collections	0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of January 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,819,298.60
Required Reserve Account Amount			14,457,895.80
Beginning Reserve Account Balance			14,457,895.80
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			14,457,895.80
Reserve Fund Draw Amount			137,328.16
Deposit of Remaining Available Collections			0.00
Gross Reserve Account Balance			14,320,567.64
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			14,320,567.64

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.61
Monthly Prepayment Speed			135%
Lifetime Prepayment Speed			81%

		$	units
Recoveries of Defaulted and Casualty Receivables		251,496.94
Securitization Value of Gross Losses and Casualty Receivables		321,238.95	19
Aggregate Defaulted and Casualty Gain (Loss)		(69,742.01)
Pool Balance at Beginning of Collection Period		184,426,130.93
Net Loss Ratio
Current Collection Period		-0.0378%
Preceding Collection Period		-0.0386%
Second Preceding Collection Period		0.0395%
Third Preceding Collection Period		0.0366%

Cumulative Net Losses for all Periods		0.1390%	1,339,901.88

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.99%	1,822,609.89	107
61-90 Days Delinquent	0.26%	473,187.28	27
91-120 Days Delinquent	0.16%	303,901.96	19
More than 120 days	0.02%	32,084.23	2
Total Delinquent Receivables:	1.43%	2,631,783.36	155

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.44%	0.47%
Preceding Collection Period		0.43%	0.48%
Second Preceding Collection Period		0.36%	0.37%
Third Preceding Collection Period		0.33%	0.35%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		22,587,040.02	1602
Securitization Value		25,461,996.21	1602
Aggregate Residual Gain (Loss)		(2,874,956.19)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		306,379,705.03	20,940
Cumulative Securitization Value		338,392,938.48	20,940
Cumulative Residual Gain (Loss)		(32,013,233.45)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			42,449,939.93
Reimbursement of Outstanding Advance			20,900,512.25
Additional Advances for current period			18,044,112.66
Ending Balance of Residual Advance			39,593,540.34

Beginning Balance of Payment Advance			461,886.60
Reimbursement of Outstanding Payment Advance			214,040.27
Additional Payment Advances for current period			181,298.96
Ending Balance of Payment Advance			429,145.29

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of January 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No